Derivative Financial Instruments (Notional Amounts of Derivative Contracts) (Detail) - JPY (¥) ¥ in Trillions		Sep. 30, 2017	Mar. 31, 2017
Derivative [Line Items]
Notional amounts of derivatives	[1]	¥ 1,480.6	¥ 1,485.1
Interest Rate Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	1,240.5	1,252.7
Foreign Exchange Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	222.6	216.9
Equity Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	6.7	4.7
Commodity Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	0.4	0.5
Credit Derivatives [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	6.2	6.0
Others [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	¥ 4.2	¥ 4.3

[1]	Includes both written and purchased positions.